Mortgage-Backed Securities ETF Investment Objectives and Goals - Mortgage-Backed Securities ETF	Feb. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Ticker: JMTG
Objective [Heading]	What is the goal of the Fund?
Objective, Primary [Text Block]	The Fund seeks to maximize total return by investing primarily in a diversified portfolio of debt securities backed by pools of residential and/or commercial mortgages.